RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2017	2016	2015

Salaries and short-term benefits	$4,445	$4,410	$5,100
Post-employment benefits	312	208	225
Share-based compensation	3,091	2,024	1,226
Other long-term benefits	1,061	1,534	1,688

	$8,909	$8,176	$8,239

Schedule of transactions between related parties

	2017	2016	2015

Ultimate parent and parent corporation :
Revenues	$525	$455	$696
Purchase of goods and services	8,698	8,037	8,584
Operating expenses recovered	(344)	(752)	(597)

Corporations under common control :
Revenues	5,481	5,906	8,059
Purchase of goods and services	103,519	104,244	103,435
Operating expenses recovered	(2,308)	(1,275)	(1,395)

Accounts receivable from affiliated corporations:

	2017	2016

Ultimate parent and parent corporation :
Accounts receivable	$533	$224
Interest receivable	4,174	—

Corporations under common control:
Accounts receivable	2,314	2,433

	$7,021	$2,657

Accounts payable to affiliated corporations:

	2017	2016

Ultimate parent and parent corporation :
Accounts payable	$36,028	$51,561

Corporations under common control:
Accounts payable	18,647	14,973

	$54,675	$66,534